Share-Based Compensation - Schedule of Activities for Stock Options (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-employee directors
SHARE-BASED COMPENSATION
Granted (in shares)	0	0	0